FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of foreign currency risk

	Currency	As at December 31
	denomination	2020	2021
Monetary assets
Cash and cash equivalents	HKD	27,003	23,122
Cash and cash equivalents	USD	29	—
Other receivables	HKD	—	440

		27,032	23,562
Monetary liabilities
Other payables	HKD	132	—

Schedule of loss provision for trade receivables

	As at December 31, 2020			As at December 31, 2021
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision
Portfolio 1	202,484	—	—	121,287	—	—
Portfolio 2	3,429,198	1.68%	(57,690)	4,145,617	0.50%	(20,691)
Portfolio 3	150,699	2.00%	(3,014)	153,021	2.00%	(3,060)

	3,782,381		(60,704)	4,419,925		(23,751)

Schedule of reconciliation of loss provision for trade receivables

	Trade receivables
	2020 RMB’000	2021 RMB’000
Opening loss provision as at January 1	61,135	60,704
Receivables written off during the year as uncollectible	(73)	—
Reversal of impairment loss provision	(358)	(36,953)

Closing loss provision at December 31	60,704	23,751

Schedule of loss provision for other financial assets at amortized cost

	As at December 31, 2020			As at December 31, 2021
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision
Stage 1 (Portfolio)	379,116	1.57%	(5,959)	289,495	0.65%	(1,872)
Stage 1 (Individual)	222,705	—	—	128,902	—	—
Stage 2	—	—	—	—	—	—
Stage 3	4,631	100%	(4,631)	4,631	100%	(4,631)

	606,452		(10,590)	423,028		(6,503)

Schedule of liquidity risk

	Less than 1 year	Between 1 and 5 years	Over 5 years	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2020
Trade and other payables excluding non-financial liabilities	3,417,934	—	—	3,417,934
Payables for fixed assets and construction-in-progress	2,914,696	—	—	2,914,696

Lease liabilities	61,880	258,820	5,665,980	5,986,680

Dividends payable	13,749	—	—	13,749

	6,408,259	258,820	5,665,980	12,333,059

At December 31, 2021
Trade and bill payables and other payables excluding non-financial liabilities	4,483,180	—	—	4,483,180
Payables for fixed assets and construction-in-progress	2,776,708	—	—	2,776,708

Lease liabilities	63,249	263,961	5,598,450	5,925,660

Dividends payable	13,746	—	—	13,746

	7,336,883	263,961	5,598,450	13,199,294

Schedule of fair value estimation
The following table presents the Group’s assets that are measured at fair value at December 31, 2021:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVOCI	—	—	463,696	463,696

The following table presents the Group’s assets that are measured at fair value at December 31, 2020:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVOCI	—	—	377,631	377,631

Schedule of changes in unobservable inputs

Financial assets at FVOCI
Opening balance as at January 1, 2020	351,045
Acquisitions	26,586

Closing balance December 31, 2020	377,631
Acquisitions	86,065

Closing balance as at December 31, 2021	463,696